Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Thacker Pass Project	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$	$
Cost
As at December 31, 2022	-	1,674	4,991	6,067	12,732
Transfers from E&E	9,514	-	-	-	9,514
Acquisition of Arena Minerals	-	-	-	55	55
Additions	118,454	3,529	239	1,964	124,186
Disposals	-	-	(98)	(282)	(380)
Assets distributed upon separation	(127,968)	-	(2,416)	(4,348)	(134,732)
As at December 31, 2023	-	5,203	2,716	3,456	11,375
Additions	-	660	-	311	971
Disposals	-	-	-	(701)	(701)
As at December 31, 2024	-	5,863	2,716	3,066	11,645

11.
PROPERTY, PLANT AND EQUIPMENT (continued)

	Thacker Pass Project	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$	$
Accumulated depreciation
As at December 31, 2022	-	106	1,327	2,273	3,706
Depreciation for the period	-	240	466	1,434	2,140
Disposals	-	-	-	(166)	(166)
Assets distributed upon separation	-	-	(1,653)	(1,897)	(3,550)
As at December 31, 2023	-	346	140	1,644	2,130
Depreciation for the period	-	80	27	651	758
Disposals	-	-	-	(231)	(231)
As at December 31, 2024	-	426	167	2,064	2,657

	Thacker Pass Project	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$	$
Net book value
As at December 31, 2023	-	4,857	2,576	1,812	9,245
As at December 31, 2024	-	5,437	2,549	1,002	8,988